Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]
12.       Subsequent events

Subsequent to December 31, 2011, the Company has agreed to purchase certain intellectual property rights from an officer for 998,000 shares of preferred stock.  The stock was valued at par value of $998.